Stockholders' Equity - Summary of the share activity under the 2015 Plan (Details) - 2015 Equity Incentive Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Outstanding at the beginning	9,822
Granted	621
Exercised	(2,393)
Forfeited	(2,392)
Expired	(1,098)
Outstanding at the end	4,560	9,822
Expected to vest	4,560
Exercisable	3,895
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 6.41
Granted (in dollars per share)	9.11
Exercised (in dollars per share)	2.95
Forfeited (in dollars per share)	9.71
Expired (in dollars per share)	8.79
Outstanding at the end (in dollars per share)	6.29	$ 6.41
Expected to vest (in dollars per share)	6.29
Exercisable (in dollars per share)	$ 5.83
Weighted Average Remaining Contractual Term
Weighted Average Remaining Term (in years)	3 years 25 days	5 years 3 days
Vested and expected to vest (in years)	3 years 25 days
Exercisable (in years)	2 years 29 days
Aggregate Intrinsic Value
Outstanding	$ 2,670	$ 19,248
Expected to vest	2,670
Exercisable	$ 2,670